Shareholders' contributions - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended			75 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Sep. 24, 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share (USD per share)	$ 1.5			$ 1.5
Authorized proportion of outstanding stock (as a percent)					5.00%
Purchase of treasury shares	$ 4,263	$ 15,725	$ 38,367
Treasury stock (shares)	5,295,765			5,295,765
Share Repurchase Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock repurchased under program (shares)				9,117,747
Employee stock options exercised (shares)				3,828,042
Purchase of treasury shares	$ 4,263	$ 15,725	$ 38,367